Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
Harbor International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor International Growth Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 19%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily (no less than 65% of its total assets under normal market conditions) in equity securities, including common and preferred stocks, of foreign companies that the Subadviser believes will experience growth and benefit from sustainable competitive advantages in their markets. The Fund may invest in companies of any size located in, or economically tied to, any country or region outside of the United States, including developed foreign and emerging markets. The Fund normally invests in at least three different countries outside of the United States.

The Subadviser primarily uses proprietary, fundamental research to seek to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics, such as superior profit margins and returns on invested capital. The Subadviser normally evaluates these characteristics over a three to five year time horizon. The Subadviser may, from time to time and at its discretion, seek to hedge the value of a portion of the Fund's foreign currency exposure to attempt to preserve the value of the Fund's investments in U.S. dollar terms. However, the Subadviser does not normally expect to hedge the Fund's foreign currency exposure.

When evaluating individual companies for investment, the Subadviser normally focuses on the following:

  Opportunity: The Subadviser looks for companies that have identifiable and sustainable competitive advantages, which will enable the company to achieve above average growth rates. These competitive advantages include the degree to which there are barriers to entry in the market, the uniqueness of the company's product offerings, any enduring cost or technology advantages and the loyalty of the company's customers.
  Execution: The Subadviser looks for companies that have management teams that are capable of capitalizing on the opportunities available to them. This analysis involves an assessment of the strength of the company's financial position, including its ability to fund growth opportunities internally through sufficiently attractive profit margins, and an assessment of the management team's actions, including how management chooses to put excess capital to work through reinvestment or acquisitions.
  Valuation: After identifying a pool of companies with attractive growth opportunities and capable management teams, the Subadviser then focuses on identifying those companies that are undervalued relative to their current stock price based upon the Subadviser's view of the company's future growth potential.

The Subadviser may sell or reduce the Fund's investment in a portfolio security if the Subadviser detects a material diminution to either the company's growth opportunity or in the level of confidence the Subadviser has in company management's ability to exploit that opportunity. This may occur as a result of a new technological or competitive threat to the company or industry or an unexpected change in strategic direction from company management. The Subadviser also regularly considers the company's valuation, and whether the current stock price has risen to a level that better reflects the Subadviser's view of the company's future growth potential. However, the Subadviser does not normally trade based upon short-term price movements, as it considers such moves to be poor predictors of long-term results.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	25.91%	Q2 2009
Worst Quarter	-26.40%	Q4 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.

Harbor International Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	284
Five Years	rr_ExpenseExampleYear05	498
Ten Years	rr_ExpenseExampleYear10	$ 1,114
2007	rr_AnnualReturn2007	20.53%
2008	rr_AnnualReturn2008	(49.28%)
2009	rr_AnnualReturn2009	37.82%
2010	rr_AnnualReturn2010	13.81%
2011	rr_AnnualReturn2011	(15.20%)
2012	rr_AnnualReturn2012	17.02%
2013	rr_AnnualReturn2013	14.22%
2014	rr_AnnualReturn2014	(4.47%)
2015	rr_AnnualReturn2015	1.52%
2016	rr_AnnualReturn2016	0.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
One Year	rr_AverageAnnualReturnYear01	0.54%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.44%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.58%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1993
Harbor International Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 112
Three Years	rr_ExpenseExampleYear03	363
Five Years	rr_ExpenseExampleYear05	633
Ten Years	rr_ExpenseExampleYear10	$ 1,404
One Year	rr_AverageAnnualReturnYear01	0.18%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.14%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.32%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor International Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	400
Five Years	rr_ExpenseExampleYear05	696
Ten Years	rr_ExpenseExampleYear10	$ 1,540
One Year	rr_AverageAnnualReturnYear01	0.12%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.05%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.21%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor International Growth Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 79
Three Years	rr_ExpenseExampleYear03	259
Five Years	rr_ExpenseExampleYear05	455
Ten Years	rr_ExpenseExampleYear10	$ 1,020
One Year	rr_AverageAnnualReturnYear01	0.52%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	5.43%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.58%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	3.04%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[3]
Harbor International Growth Fund | After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.35%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.26%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.46%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor International Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.70%
Annualized Five Years	rr_AverageAnnualReturnYear05	4.60%
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.68%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor International Growth Fund | MSCI All Country World Ex. U.S. (ND) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.50%	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	5.00%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	0.96%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception		[4],[5]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.85%, 1.10%, 1.22% and 0.77% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund's Board of Trustees may modify or terminate this agreement.
[3]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[4]	Retirement Since Inception return based on the inception date of the Institutional Class shares.
[5]	Since Inception return not available since the index has not been in existence as long as the Fund.